Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 78,769	$ 49,678
Items that may subsequently be reclassified to net income or loss:
Currency translation adjustment	(1,683)	(19,973)
Share of other comprehensive loss in associates	(784)	(36)
Reclassification to net income upon ownership dilution of investment in associates		(34)
Items that will not subsequently be reclassified to net loss:
Change in fair value on equity investments designated as FVTOCI	5	(67)
Other comprehensive loss, net of taxes	(2,462)	(20,110)
Attributable to:
Equity holders of the Company	(2,606)	(16,802)
Non-controlling interests	144	(3,308)
Other comprehensive loss, net of taxes	(2,462)	(20,110)
Total comprehensive income	76,307	29,568
Attributable to:
Equity holders of the Company	55,584	19,504
Non-controlling interests	20,723	10,064
Total comprehensive income	$ 76,307	$ 29,568